Supplement to the current prospectus

MFS(R) Limited Maturity Fund

Effective immediately, the section entitled "Expense Summary" is restated in its entirety as follows:

EXPENSE SUMMARY

Expense Table

This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year, adjusted to reflect current fee arrangements. The fund's annual operating expenses may vary in future years.

Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Share Class                       A and       B and   C and
                                  529A        529B    529C      I      All R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)       2.50%       0.00%   0.00%    N/A      N/A
Imposed on Purchases (as a
percentage of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge    See Below(#) 4.00%   1.00%    N/A      N/A
(Load) (as a percentage of
original purchase price or
redemption proceeds,
whichever is less).........
--------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Share Class                                 A         B        C          I
--------------------------------------------------------------------------------
Management Fee......................      0.40%     0.40%     0.40%     0.40%
Distribution and Service (12b-1) Fees(1)  0.15%     0.92%     1.00%      N/A
Other Expenses(2)...................      0.29%     0.29%     0.29%     0.29%
                                          -----     -----     -----     -----
Total Annual Fund Operating Expenses(2)   0.84%     1.61%     1.69%     0.69%
      Fee Reductions(3).............     (0.15)%   (0.15)%   (0.15)%   (0.15)%
                                         -------   -------   -------   -------
Net Expenses(2).....................      0.69%     1.46%     1.54%     0.54%

--------------------------------------------------------------------------------
Share Class                                529A         529B         529C
--------------------------------------------------------------------------------
Management Fee......................       0.40%        0.40%        0.40%
Distribution and Service (12b-1) Fees(1)   0.35%        0.94%        1.00%
Other Expenses(2)...................       0.54%        0.54%        0.54%
                                           -----        -----        -----
Total Annual Fund Operating Expenses(2)    1.29%        1.88%        1.94%

      Fee Reductions(3).............      (0.25)%      (0.15)%      (0.15)%
                                          -------      -------      -------
Net Expenses(2).....................       1.04%        1.73%        1.79%

--------------------------------------------------------------------------------
Share Class                                  R           R1           R2
--------------------------------------------------------------------------------
Management Fee......................       0.40%        0.40%        0.40%
Distribution and Service (12b-1) Fees(1)   0.50%        0.75%        0.50%
Other Expenses(2)...................       0.29%        0.64%        0.54%
                                           -----        -----        -----
Total Annual Fund Operating Expenses(2)    1.19%        1.79%        1.44%
      Fee Reductions(3).............      (0.25)%      (0.15)%      (0.15)%
                                          -------      -------      -------
Net Expenses(2).....................       0.94%        1.64%        1.29%

--------------------------------------------------------------------------------
Share Class                                 R3           R4           R5
--------------------------------------------------------------------------------
Management Fee......................       0.40%        0.40%        0.40%
Distribution and Service (12b-1) Fees(1)   0.50%        0.25%        0.00%
Other Expenses(2)...................       0.44%        0.44%        0.39%
                                           -----        -----        -----
Total Annual Fund Operating Expenses(2)    1.34%        1.09%        0.79%
      Fee Reductions(3).............      (0.25)%      (0.15)%      (0.15)%
                                          -------      -------      -------
Net Expenses(2).....................       1.09%        0.94%        0.64%

# A contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you buy $1 million or more of Class A shares or if you are investing through a retirement plan and your Class A purchase meets certain requirements and you redeem your investment within 12 months of your purchase. Class 529A shares are not subject to any CDSC.
(1) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R, Class R1, Class R2, Class R3, and Class R4 shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees."
(2) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower. Also, "Other Expenses" include the estimated payment of a portion of the transfer-agent-related expenses of the MFS funds that invest in the fund ("MFS Funds-of-Funds"). See "Management of the Fund - Special Servicing Agreement." For the 529 classes only, "Other Expenses" include the program management fee described under "Management of the Fund." In addition, qualified tuition program accounts for which MFD serves as program manager are generally subject to a $25 annual account maintenance fee. Other qualified tuition program accounts may be subject to other account fees. Please see the program description and materials available from your financial intermediary for details about these account fees. For the Class R share classes only, "Other Expenses" also include an annual retirement plan administration and services fee paid by the fund from assets attributable to the respective class to MFS for the provision by MFS, either directly or through other affiliated and/or unaffiliated entities, of various administrative, recordkeeping and communication/educational services in an amount equal to: 0.35% for Class R1; 0.25% for Class R2; 0.15% for Class R3; 0.15% for Class R4; and 0.10% for Class R5 shares.
(3) MFS has agreed in writing to waive its management fee to 0.35% annually. This written agreement will remain in effect until modified by the Board of Trustees and MFS. See "Management of the Fund - Investment Adviser." In addition, MFS has agreed in writing to further waive its management fee to 0.25% annually. This written agreement will continue until at least February 28, 2009. See "Management of the Fund - Investment Adviser." In addition, the fund's distributor, MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the fund's class 529A service fee to 0.15% annually and the fund's class R and class R3 distribution fee to 0.15% annually. This written agreement will continue until at least August 31, 2007.

Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
Share Class                                1 Year    3 Years  5 Years   10 Years
--------------------------------------------------------------------------------
A Shares                                    $319      $473     $ 667     $1,226
--------------------------------------------------------------------------------
B Shares(1)
--------------------------------------------------------------------------------
      Assuming Redemption at End of Period  $549      $770     $1,039    $1,671
--------------------------------------------------------------------------------
      Assuming No Redemption                $149      $470     $  839    $1,671
--------------------------------------------------------------------------------
C Shares
--------------------------------------------------------------------------------
      Assuming Redemption at End of Period  $257      $495     $  881    $1,965
--------------------------------------------------------------------------------
      Assuming No Redemption                $157      $495     $  881    $1,965
--------------------------------------------------------------------------------
I Shares                                    $ 55      $181     $  345    $  822
--------------------------------------------------------------------------------
529A Shares                                 $353      $602     $  894    $1,725
--------------------------------------------------------------------------------
529B Shares(1)
--------------------------------------------------------------------------------
      Assuming Redemption at End of Period  $576      $853     $1,180    $2,015
--------------------------------------------------------------------------------
      Assuming No Redemption                $176      $553     $  980    $2,015
--------------------------------------------------------------------------------
529C Shares
--------------------------------------------------------------------------------
      Assuming Redemption at End of Period  $282      $571     $1,011    $2,232
--------------------------------------------------------------------------------
      Assuming No Redemption                $182      $571     $1,011    $2,232
--------------------------------------------------------------------------------

R Shares                                    $ 96      $329     $  591    $1,338
--------------------------------------------------------------------------------
R1 Shares                                   $167      $525     $  933    $2,073
--------------------------------------------------------------------------------
R2 Shares                                   $131      $417     $  750    $1,690
--------------------------------------------------------------------------------
R3 Shares                                   $111      $376     $  687    $1,570
--------------------------------------------------------------------------------
R4 Shares                                   $ 96      $308     $  563    $1,293
--------------------------------------------------------------------------------
R5 Shares                                   $65       $213     $  400    $  941
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(1) Class B shares convert to class A shares and class 529B shares convert to class 529A shares, approximately eight years after purchase; therefore, years nine and ten reflect class A and class 529A expenses, respectively.

Effective April 1, 2007, the second paragraph of the sub-section entitled "Administrator" under the section entitled "Management of the Fund" was restated in its entirety as follows:

In addition, MFS provides, either directly or through affiliated and/or unaffiliated entities, certain administrative, recordkeeping, and communication/educational services to the retirement plans and retirement plan participants which invest in Class R1, Class R2, Class R3, Class R4 and Class R5 shares under a Master Class R Administration and Services Agreement. Under the Agreement, the fund pays an annual fee to MFS for these services at the following percentages of the average daily net assets attributable to that class of shares: 0.35% for Class R1; 0.25% for Class R2; 0.15% for Class R3; 0.15% for Class R4; and 0.10% for Class R5 shares.

Effective immediately, the following sub-section entitled "Special Servicing Agreement" is added to the end of the section entitled "Management of the Fund":

Special Servicing Agreement

Under a Special Servicing Agreement among MFS, each MFS Fund-of-Funds and the fund, the fund may pay a portion of the transfer-agent-related expenses of each MFS Fund-of-Funds, including sub-accounting fees payable to financial intermediaries, to the extent that such payments are less than the amount of the benefits realized or expected to be realized by the fund from the investment in the fund by the MFS Fund-of-Funds.

                The date of this supplement is May 1, 2007.